Borrowing Arrangements	12 Months Ended
Dec. 31, 2020
Debt Instruments [Abstract]
Borrowing Arrangements
9. Borrowing Arrangements
Silicon Valley Bank
On November 14, 2017, the Company entered into a Loan and Security Agreement (the “2017 Loan Agreement”) with Silicon Valley Bank (“SVB”) consisting of term loans of up to $2.0 million, with a maturity date of February 1, 2021. The Term Loan was effective August 31, 2018 and interest rate for the term loan is
The Wall Street Journal
’s prime rate (“Prime Rate”) plus 1.25%. In connection with the 2017 Loan Agreement, the Company issued a warrant to SVB to purchase 366,281 shares of the Company’s Class A common stock at an exercise price of $0.06 per share. The warrant expires November 14, 2027 and had an estimated fair value of $0.1 million at the time of issuance.
On May 16, 2018, the Company and SVB amended and restated the 2017 Loan Agreement (the “First Amended and Restated Loan Agreement”) to, among other things, make available an additional term loan amount of up to $11.25 million, which can be drawn over a total of three advances from SVB up to $3.75 million each. Additionally, the payment schedule was modified to 12 equal payments of principal, plus accrued and unpaid interest. In connection with the First Amended and Restated Loan Agreement, the Company issued a warrant to SVB to purchase 58,865 shares of the Company’s Class A common stock at an exercise price of $0.06 per share. The warrant expires May 16, 2028 and had an aggregate fair value of $0.1 million at the time of issuance. The issuance of the warrants was considered debt issuance cost and is amortized over the life of the loan.
On November 27, 2019, the Company and SVB amended and restated the Amended and Restated Loan Agreement, dated as of May 16, 2018 (the “Second Amended and Restated Loan Agreement”), which accelerated the repayment of the existing loan over a six-month
period, to be paid in full by May 1, 2020 (the “Existing Term Loan”). The Company repaid the loan by May 1, 2020.
In the Second Amended and Restated Loan Agreement, SVB also provided a revolving debt facility for the Company (the “Revolving Line”), of up to $8.0 million, with a maturity date of December 31, 2020. Upon termination of the Revolving Line for any reason prior to its maturity date, the Company shall pay, in addition to any payments owed, a termination fee equal to 1.00% of the Revolving Line. The interest rate for the Revolving Line is equal to the Prime Rate plus 0.50%, with a floor of 5.75%. The Company did not draw down from this Revolving Line and therefore, no amounts were required to be repaid by December 31, 2020.
Under the Second Amended and Restated Loan Agreement, upon the Company’s request, SVB will issue letters of credit (the “Letters of Credit”) for the Company’s account in an aggregate amount not to exceed $2.0 million, which is reduced by the amount otherwise available with respect to the cash management services, which may include merchant services, direct deposit of payroll, business credit card, and check cashing services identified in SVB’s various agreements. On September 30, 2020, the Company entered into the First loan Modification Agreement (“Loan Modification Agreement”) and the aggregate amount of the Letters of Credit was amended to $3.5 million. As of December 31, 2020, SVB issued on the Company’s behalf, a letter of credit in the amount of $0.8 million as a security deposit for a warehouse space in New Albany, Ohio. SVB required the Company to maintain $0.8 million as a collateral for the outstanding letter of credit. The Company expects to continue to renew the letter of credit through the duration of the lease. As this is for longer than one year, the Company presents the $0.8 million within restricted cash, noncurrent on the consolidated balance sheet.
The Company also has a business credit card as part of the cash management services offered by SVB. The Company could request an amount not to exceed $2.0 million, in connection with SVB’s cash management services, which amount is reduced by the amount utilized for any issuances of Letters of Credit. This amount was also amended to $3.5 million by the Loan Modification Agreement. Any cash management services are treated as advances under the Revolving Line. For the Company to continue to use the credit card, SVB required the Company to maintain $0.2 million in a collateralized money market account and this was reflected within restricted cash on the consolidated balance sheet as of December 31, 2020.
In connection with the Second Amended and Restated Loan Agreement, the Company issued a warrant to SVB to purchase 37,244 shares of the Company’s Class A common stock at an exercise price of $1.75 per share. The warrant expires November 26, 2029 and had an aggregate fair value of $0.1 million at the time of issuance. The fair value of the warrant for shares of the Class A common stock, as well as costs to close the facility, were considered debt issuance costs and are recorded within prepaid expenses and other current assets on the consolidated balance sheets and amortized over the term of the loan.
As of December 31, 2020 and 2019, the Company was in compliance with all of its covenants under the Second Amended and Restated Loan Agreement. As collateral, the Company provided SVB a security interest in substantially all its assets.
TriplePoint Venture Growth
On November 27, 2019, the Company entered into a Plain English Capital Growth and Security Agreement (the “2019 Capital Agreement”) with TriplePoint Venture Growth (“TPC”) consisting of a term loan in the aggregate principal amount of up to $50.0 million, with $25.0 million being available immediately through December 31, 2020 (the “Part 1 Commitment Amount”), and an additional $25.0 million becoming available upon utilization of the Part 1 Commitment Amount through December 31, 2020. There is no minimum advance amount. As collateral, the Company has provided a second lien security interest to TPC of substantially all its assets. As of December 31, 2020, the Company had not drawn down from this term loan and the facility expired. The costs associated with issuing the debt facility are recorded as debt issuance costs within prepaid expenses and other current assets on the consolidated balance sheet with amortization recorded over the available period of the facility.
In addition to the costs above and in connection with the 2019 Capital Agreement, the Company issued to TPC a warrant granting TPC the right to purchase 89,747 shares of the Company’s Series C preferred stock at an exercise price of $7.67 per share, subject to adjustment in regard to the preferred stock series, number of shares and exercise price if the per share price of subsequent preferred stock rounds is less than $7.67. The estimated fair value of the Company’s Series C preferred stock warrants at the time of issuance and as of December 31, 2019, was $0.1 million. The fair value of the warrants was considered debt issuance costs and is recorded within prepaid expenses and other current assets on the consolidated balance sheet with amortization recorded over the available period of the facility. The fair value was estimated using the BSM option-pricing model and has been recorded within warrant liability on the consolidated balance sheets. Refer to Note 8 – Fair Value Measurements for further discussion.
On March 12, 2020, the Company sold Series D preferred stock at an issuance price of $6.96, which triggered an adjustment to the TPC warrant terms per the original agreement, resulting in conversion of the previously issued 89,747 Series C preferred stock warrants at an exercise price of $7.67 into 98,723 Series D preferred stock warrants at an exercise price of $6.96.